Other accounts receivable and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other accounts receivable and prepaid expenses.
Schedule of other accounts receivable and prepaid expenses

	December 31,
	2023		2022		2021

Prepaid expenses	Ps.	37,608	Ps.	41,132	Ps.	33,180
Guarantee deposits		6,806		6,987		6,952
Others		3,651		1,520		2,201
	Ps.	48,065	Ps.	49,639	Ps.	42,333